Assets held for sale and discontinued operations - Schedule of disposal of NECO (Details) £ in Millions, $ in Billions			6 Months Ended
	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Mar. 31, 2022 GBP (£)
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill			£ 10,382		£ 9,532
Intangible assets			3,536		3,272
Property, plant and equipment			65,445		57,532
Cash and cash equivalents			259		204
Total assets			100,573		94,860
Borrowings			(48,594)		(45,465)
Pension liabilities			(808)		(810)
Total liabilities			(74,616)		(71,004)
Net assets			25,957		£ 23,856
Reclassification of foreign currency translation reserve			(145)	£ 0
Gain on retranslation of operations			£ 2,360	£ 297
The Narragansett Electric Company
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration	£ 3,100	$ 3.9
The Narragansett Electric Company | Disposed of by sale
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill	616
Intangible assets	4
Property, plant and equipment	3,363
Trade and other receivables	215
Cash and cash equivalents	113
Other assets	165
Total assets	4,476
Borrowings	(1,230)
Pension liabilities	(19)
Other liabilities	(552)
Total liabilities	(1,801)
Net assets	2,675
Cash proceeds	3,081
Total consideration	3,081
Financing costs	(40)
Gain on sale before tax and reclassification of foreign currency translation reserve	366
Reclassification of foreign currency translation reserve	145
Tax	(231)
Post-tax gains on disposals	280
Gain on retranslation of operations	496
Loss on retranslation of borrowings and other derivatives	£ 351